ASSETS HELD-FOR-SALE AND LIABILITIES HELD-FOR-SALE (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets classified as held-for-sale
Total assets classified as held-for-sale	$ 0	¥ 0	$ 17,723,915	¥ 123,390,350	¥ 0
Liabilities directly associated with assets held-for-sale
Long-term borrowing due within one year			(4,542,584)	(31,624,560)
Total liabilities directly associated with assets held-for-sale	$ 0	¥ 0	6,419,503	44,691,296	¥ 0
The9 Computer, C9I Shanghai and Shanghai Kaie | Held for sale
Assets classified as held-for-sale
Cash and cash equivalents			6,180,510	43,027,475
Prepayments and other current assets			741,598	5,162,857
Property, equipment and software, net			2,018,306	14,051,044
Land use rights, net			8,783,501	61,148,974
Total assets classified as held-for-sale			17,723,915	123,390,350
Liabilities directly associated with assets held-for-sale
Accounts payable			7,182	50,000
Other taxes payable			227,685	1,585,095
Other payables and accruals			6,722	46,800
Interest payable			1,635,330	11,384,841
Long-term borrowing due within one year			4,542,584	31,624,560
Total liabilities directly associated with assets held-for-sale			$ 6,419,503	¥ 44,691,296